Deustche Asset Management


Supplement dated July 1, 2003 to the Deutsche Bank Alex. Brown Cash Reserve Fund, Inc. -- Cash Reserve Prime Shares -- Class A, B, and C (the 'Fund') Prospectus dated August 1, 2001

The following replaces the first sentence in the 'Calculating the Share Price of the Fund' section:

We calculate the price of the Fund's shares (also known as the 'net asset value' or 'NAV') on each day the Fund is open as of 4:00 p.m. Eastern Time.






























     Please Retain This Supplement for Future Reference






July 1, 2003

Supplement dated July 1, 2003 to the Deutsche Bank Alex. Brown Cash Reserve Fund, Inc. -- Institutional Shares (the 'Fund') Prospectus dated July 31, 2002

The following replaces the first sentence in the 'Calculating the Share Price of the Fund' section:

We calculate the price of the Fund's shares (also known as the 'net asset value' or 'NAV') on each day the Fund is open as of 11:00 a.m. Eastern Time for the Treasury Series, as of 12:00 p.m. for the Tax-Free Series, and as of 4:00 p.m. Eastern Time for the Prime Series.






























     Please Retain This Supplement for Future Reference







July 1, 2003

Supplement dated July 1, 2003 to the Deutsche Bank Alex. Brown Cash Reserve Fund, Inc. -- Retail Shares (the 'Fund') Prospectus dated July 31, 2002

The following replaces the first sentence in the 'Calculating the Share Price of the Fund' section:

We calculate the price of the Fund's shares (also known as the 'net asset value' or 'NAV') on each day the Fund is open as of 11:00 a.m. Eastern Time for the Treasury Series, as of 12:00 p.m. for the Tax-Free Series, and as of 4:00 p.m. Eastern Time for the Prime Series.



































     Please Retain This Supplement for Future Reference






July 1, 2003

Supplement dated July 1, 2003 to the Deutsche Bank Alex. Brown Cash Reserve Fund, Inc. -- Quality Cash Reserve Prime Shares (the 'Fund') Prospectus dated July 31, 2002

The following replaces the first sentence in the 'Calculating the Share Price of the Fund' section:

We calculate the price of the Fund's shares (also known as the 'net asset value' or 'NAV') on each day the Fund is open as of 4:00 p.m. Eastern Time.



































     Please Retain This Supplement for Future Reference






July 1, 2003